Financial Assets at FVTPL and Stock Loan	12 Months Ended
Dec. 31, 2025
Financial Assets at FVTPL and Stock Loan [Abstract]
FINANCIAL ASSETS AT FVTPL AND STOCK LOAN
13.	FINANCIAL ASSETS AT FVTPL AND STOCK LOAN

	As of December 31,
	2025	2024
	US$	US$
Listed equity shares	193,585	149,918
Unlisted equity shares	2,652	2,570
Movie income right investments	12,040	12,132
Investments held in trust accounts (note)	150,110	—
	358,387	164,620
Presented as
Current	8,327	24,987
Non-current	350,060	139,633
	358,387	164,620

Note: During the year ended December 31, 2025, TGE SPAC, the subsidiary of the Company, consummated the initial public offering of 15,000,000 units (the “Units”), at US$10.00 per Unit, generating gross proceeds of US$150 million. Each Unit consists of one Class A ordinary share, and one-half of one redeemable warrant. Following the closing of the initial public offering, an amount of US$150 million from the net proceeds of the sale of the Units and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”) located in the United States. The funds held in the Trust Account are restricted and can only be used to pay redeeming shareholders, consummate an initial business combination, or distribute to public shareholders in the event of liquidation. As of December 31, 2025, the investments held in the Trust Account, amounting to approximately US$150,110, were invested in money market funds. In accordance with U.S. GAAP, these investments are classified as trading securities and are measured at fair value using Level 1 inputs.

The above unlisted investments at December 31, 2024 and 2025 were equity shares investments issued by enterprises. Financial assets at FVTPL are categorized into Levels 1 to 3. Refer to Note 29 for more information.

The Group entered into movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns will be added to the carrying amounts of financial assets.

In October 2025, the Group entered into a stock lending agreement with a subsidiary of the ultimate holding company, pursuant to which the Group lent certain listed equity shares to the subsidiary of the ultimate holding company, bearing interest at 2% per annum computed based on market value of the listed equity shares. Upon the maturity of the stock lending agreement, the subsidiary of the ultimate holding company is obligated to return all borrowed listed equity shares to the Group.